N-2 - $ / shares			3 Months Ended
	Jun. 10, 2026	Jun. 03, 2026	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Cover [Abstract]
Entity Central Index Key	0000830271
Amendment Flag	true
Amendment Description	Amendment No. 16
Entity Inv Company Type	N-2
Securities Act File Number	333-295103
Investment Company Act File Number	811-05488
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	16
Entity Registrant Name	Nuveen Municipal Income Fund, Inc.
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(800)
Local Phone Number	257-8787
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Policies

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Investment Objective” and “—Investment Policies,” as such investment objective and investment policies may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s investment objective and policies.

Risk Factors [Table Text Block]

RISK FACTORS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Principal Risks of the Funds,” as such principal risks may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the principal risks you should consider before making an investment in the Fund. Any additional risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Share Price [Table Text Block]

TRADING AND NET ASSET VALUE INFORMATION

The following table shows for the periods indicated: (i) the high and low sales prices for the Common Stock reported as of the end of the day on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium/(discount) to NAV per share at which the Common Stock was trading as of such date. The Fund's Common Stock have historically traded both at premiums and discounts in relation to the Fund's NAV per share. The Fund cannot predict whether its Common Stock will trade at a premium or discount to NAV in the future. The Board of Directors has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from NAV, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at NAV, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Directors will decide to take any of these actions, or that share repurchases or tender offers will actually reduce market discount.

	Closing Market Price per		NAV per share of Common		Premium/(Discount) on
	share of Common Stock		Stock on Date of Market Price		Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
April 2026	$11.04	$9.87	$9.88	$9.75	11.74%	1.23%
January 2026	$10.25	$9.90	$9.92	$9.85	3.33%	0.51%
October 2025	$10.08	$9.64	$9.86	$9.59	2.23%	0.52%
July 2025	$10.64	$9.62	$9.67	$9.71	10.03%	(0.93)%
April 2025	$9.96	$9.40	$10.14	$9.51	(1.78)%	(1.16)%
January 2025	$9.83	$9.37	$10.07	$10.01	(2.38)%	(6.39)%
October 2024	$10.26	$9.67	$10.24	$10.11	0.20%	(4.35)%
July 2024	$10.07	$9.18	$10.12	$9.89	(0.49)%	(7.18)%
April 2024	$9.47	$9.11	$10.03	$9.91	(5.58)%	(8.07)%
January 2024	$9.42	$8.44	$10.04	$9.19	(6.18)%	(8.16)%

The net asset value per share of Common Stock, the market price, and percentage of premium/(discount) to net asset value per share of Common Stock on June 3, 2026 was $9.92, $10.89 and 9.78%, respectively. As of June 3, 2026, the Fund had 12,063,964 shares of Common Stock outstanding and net assets of $119,700,217 applicable to Common Stock.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

Common Stock

The Articles authorize the issuance of 200,000,000 shares of Common Stock. The shares of Common Stock have a par value of $0.01 per share and have equal rights to the payment of dividends and the distribution of assets upon liquidation. The shares of Common Stock, when issued, are fully paid and, subject to matters discussed in “Certain Provisions in the Articles of Incorporation and By-Laws,” non-assessable, and have no preemptive, conversion rights, except as the Board of Directors may authorize from time to time, or rights to cumulative voting. A copy of the Articles is filed with the SEC as an exhibit to the Fund's registration statement of which this Prospectus is a part. Each whole share of Common Stock has one vote with respect to matters submitted for a vote by the Fund’s shareholders of Common Stock and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class. Whenever the Fund incurs borrowings (in accordance with its fundamental investment policies), shareholders of Common Stock will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions. As previously noted, unless otherwise approved by shareholders, the Fund will not issue senior securities such as preferred shares or debt instruments. However, if the Fund issues preferred shares, shareholders of Common Stock will not be entitled to receive any cash distributions from the Fund unless all accrued dividends on preferred shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to the distributions. See “—Other Shares” below.

The shares of Common Stock are listed on the NYSE and trade under the symbol “NMI.” The Fund intends to hold annual meetings of shareholders so long as the Common Stock is listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund does not issue share certificates.

Unlike open-end funds, closed-end funds like the Fund do not provide daily redemptions. Rather, if a shareholder determines to buy additional shares of Common Stock or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than NAV. Common shares of closed-end investment companies like the Fund have during some periods traded at prices higher than NAV have, during other periods, traded at prices lower than NAV.

Because the market value of the shares of Common Stock may be influenced by such factors as distribution levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, NAV, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that shares of Common Stock will trade at a price equal to or higher than NAV in the future. The Common Stock is designed primarily for long-term investors, and investors in the Common Stock should not view the Fund as a vehicle for trading purposes. See “Repurchase of Fund Shares; Conversion to Open-End Fund.”

Other Shares

As previously noted, as a fundamental investment policy, the Fund will not issue senior securities such as preferred shares or debt instruments without the approval of shareholders of Common Stock. For additional information, see the SAI under “Description of Shares—No Preferred Shares.”

Outstanding Securities [Table Text Block]

The following provides information about the Fund’s outstanding shares of Common Stock as of June 3, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Stock	200,000,000	0	12,063,964

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Contact Personnel Name	Mark L. Winget
Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 9.87	$ 9.90	$ 9.64	$ 9.62	$ 9.40	$ 9.37	$ 9.67	$ 9.18	$ 9.11	$ 8.44
Highest Price or Bid			11.04	10.25	10.08	10.64	9.96	9.83	10.26	10.07	9.47	9.42
Lowest Price or Bid, NAV			9.75	9.85	9.59	9.71	9.51	10.01	10.11	9.89	9.91	9.19
Highest Price or Bid, NAV			$ 9.88	$ 9.92	$ 9.86	$ 9.67	$ 10.14	$ 10.07	$ 10.24	$ 10.12	$ 10.03	$ 10.04
Highest Price or Bid, Premium (Discount) to NAV [Percent]			11.74%	3.33%	2.23%	10.03%	(1.78%)	(2.38%)	0.20%	(0.49%)	(5.58%)	(6.18%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			1.23%	0.51%	0.52%	(0.93%)	(1.16%)	(6.39%)	(4.35%)	(7.18%)	(8.07%)	(8.16%)
Share Price		$ 10.89			$ 10.05				$ 9.68				$ 8.35	$ 8.53	$ 11.65	$ 11.31	$ 11.33	$ 10.09	$ 11.45	$ 12.20
NAV Per Share		$ 9.92			$ 9.92				$ 10.10				$ 9.16	$ 9.24	$ 11.27	$ 11.08	$ 11.32	$ 10.92	$ 11.38	$ 11.61	$ 11.47
Latest Premium (Discount) to NAV [Percent]		9.78%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]	Whenever the Fund incurs borrowings (in accordance with its fundamental investment policies), shareholders of Common Stock will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions.
Security Voting Rights [Text Block]	Each whole share of Common Stock has one vote with respect to matters submitted for a vote by the Fund’s shareholders of Common Stock and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class.
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		200,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		12,063,964